Income Taxes - Significant Components of the Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets
U.S. federal, state and foreign net operating loss, credit carryforwards and other carryforwards	$ 2,521	$ 2,772
Securities available-for-sale and financial instruments	2,168	3,129
Allowance for credit losses	2,068	2,086
Accrued expenses	638	767
Loans	622	869
Obligation for operating leases	349	341
Partnerships and other investment assets	321	264
Stock compensation	84	89
Fixed assets	38	0
Other deferred tax assets, net	331	383
Gross deferred tax assets	9,140	10,700
Deferred Tax Liabilities
Leasing activities	(1,087)	(1,273)
Goodwill and other intangible assets	(1,272)	(1,362)
Mortgage servicing rights	(760)	(789)
Right of use operating leases	(311)	(297)
Pension and postretirement benefits	(241)	(184)
Fixed assets	0	(28)
Other deferred tax liabilities, net	(48)	(125)
Gross deferred tax liabilities	(3,719)	(4,058)
Valuation allowance	(432)	(389)
Net Deferred Tax Asset	$ 4,989	$ 6,253